TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2013
TAXES ON INCOME [Abstract]
Schedule of Deferred Tax Assets

	Year ended December 31,
	2 0 1 3	2 0 1 2

Net loss carry-forward	10,689	9,785
Other additions for tax Purposes	179	114

Net deferred tax asset before valuation allowance	10,868	9,899
Valuation allowance	(10,868)	(9,899)

Net deferred tax asset	-	-

Schedule of Net Profit (Loss)
	Year ended December 31,
	2 0 1 3	2 0 1 2

United States	(21)	(40)
Israel	(991)	864
	(1,012)	824

Schedule of Net Operating Loss Carry-Forwards
Israel	42,984
United States (*)	522
43,506